Patent Licenses - Additional Information (Detail) (USD $)	0 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	May 14, 2004	Feb. 13, 2004	Dec. 31, 2003	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Feb. 07, 2013 Installment	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Option and license fees	$ 3,164,000	$ 2,760,000	$ 400,000	$ 22,500	$ 340,000					$ 340,000
Patent acquisition costs	2,417,000	1,970,000				2,417,000		2,417,000		1,970,000
Amortization expense						16,000	15,000	47,000	45,000
Accumulated amortization	556,000	510,000				556,000		556,000		510,000		449,000
UMass IP [Member]
Finite-Lived Intangible Assets [Line Items]
Royalties percentage of net sales											0.25%
Minimum annual license fee										75,000		150,000
Number of installments		2								2	2
UMass IP [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Obligation to pay royalties (Ranged)											6.00%
UMass IP [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Obligation to pay royalties (Ranged)											12.00%
ACT IP [Member]
Finite-Lived Intangible Assets [Line Items]
Patent acquisition costs	$ 747,000	$ 747,000				$ 747,000		$ 747,000		$ 747,000